Impairment of Non-Financial Assets - Schedule of Impairment for Goodwill (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Impairment for Goodwill [Line Items]
Goodwill	$ 33,960,053	$ 60,741,929
AD2 [Member]
Schedule of Impairment for Goodwill [Line Items]
Goodwill	1,387,596	1,882,400
SC+ST [Member]
Schedule of Impairment for Goodwill [Line Items]
Goodwill	5,084,294	5,428,655
POLYDICE [Member]
Schedule of Impairment for Goodwill [Line Items]
Goodwill		2,361,421
MG [Member]
Schedule of Impairment for Goodwill [Line Items]
Goodwill	25,544,313	51,069,453
Dragon [Member]
Schedule of Impairment for Goodwill [Line Items]
Goodwill	$ 1,943,850